DIRECT HOSPITALITY EXPENSE	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about investment property [abstract]
DIRECT HOSPITALITY EXPENSE	DIRECT HOSPITALITY EXPENSE
The components of direct hospitality expense are as follows:

(US$ Millions) Years ended Dec. 31,	2023	2022	2021
Employee compensation and benefits	$576	$230	$160
Cost of food, beverage, and retail goods sold	344	245	158
Depreciation and amortization	390	258	269
Maintenance and utilities	161	105	99
Marketing and advertising	89	26	23
Other	530	277	201
Total direct hospitality expense	$2,090	$1,141	$910